UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $302,127 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    46753  1606078 SH       SOLE                  1606078        0        0
ANNALY CAP MGMT INC            COM              035710409    17713   981884 SH       SOLE                   981884        0        0
CHEVRON CORP NEW               COM              166764100      524     5100 SH       SOLE                     5100        0        0
ENERPLUS CORP                  COM              292766102    23226   736073 SH       SOLE                   736073        0        0
HATTERAS FINL CORP             COM              41902R103    52263  1851317 SH       SOLE                  1851317        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100     5585   264336 SH       SOLE                   264336        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     7070    50500 SH  PUT  SOLE                    50500        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432     3632    49760 SH  CALL SOLE                    49760        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5891    43000 SH  PUT  SOLE                    43000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      225    72400 SH       SOLE                    72400        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     3300   120000 SH  PUT  SOLE                   120000        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     4648    49451 SH  PUT  SOLE                    49451        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886    80836  2414450 SH       SOLE                  2414450        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    12317    84365 SH       SOLE                    84365        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1705    13864 SH  CALL SOLE                    13864        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     9845    79500 SH  PUT  SOLE                    79500        0        0
SUNCOR ENERGY INC NEW          COM              867224107    26594   680142 SH       SOLE                   680142        0        0